	LoCorr Macro Strategies Fund
	Consolidated Schedule of Investments
	March 31, 2022 (Unaudited)

		Maturity	Coupon	Principal
		Date	Rate	Amount	Value
	ASSET BACKED SECURITIES: 6.52%
	321 Henderson Receivables I LLC
	Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	0.60%	$192,704	$191,991
	Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.60%	137,425	137,282
	Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.75%	56,426	55,870
	American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	725,301	726,844
	AmeriCredit Automobile Receivables Trust, 2021-2 A3	12/18/2026	0.34%	5,010,000	4,879,739
	AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	499,521	474,119
	Angel Oak Mortgage Trust, 2020-5 A3 (a)(d)	05/25/2065	2.04%	197,045	193,837
	Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	2,120,000	2,029,128
	Carmax Auto Owner Trust
	Series 2019-1 A3	03/15/2024	3.05%	490,286	492,138
	Series 2021-4 A3	09/15/2026	0.56%	3,805,000	3,630,112
	Carvana Auto Receivables Trust
	Series 2021-P2 A3	03/10/2026	0.49%	6,120,000	5,940,079
	Series 2021-P4 A-3	01/10/2027	1.31%	7,270,000	6,996,479
	Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,544,506
	Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	377,447	361,289
	DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	4,089,750	3,739,389
	Diamond Resorts Owner Trust
	Series 2018-1 A (a)	01/21/2031	3.70%	713,038	714,680
	Series 2021-1A A (a)	11/21/2033	1.51%	1,771,762	1,706,063
	Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	2,497,021	2,356,687
	Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	569,462	563,860
	Ford Credit Auto Owner Trust, 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,415,152
	Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	1.05%	5,950,000	5,800,366
	GM Financial Consumer Automobile Receivables Trust
	Series 2021-1 A3	10/16/2025	0.35%	3,640,000	3,569,483
	Series 2021-3 A3	06/16/2026	0.48%	5,370,000	5,178,401
	Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	1,592,036	1,556,824
	Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	5,520,000	5,421,906
	Invitation Homes Trust
	Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.30%	2,374,411	2,366,241
	Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.44%	684,083	684,083
	Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.54%	901,288	897,435
	Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.28%	328,334	322,931
	MVW Owner Trust
	Series 2019-1A A (a)	11/20/2036	2.89%	697,070	688,531
	Series 2019-2A A (a)	10/20/2038	2.22%	996,897	969,563
	Series 2021-1WA A (a)	01/22/2041	1.14%	2,770,785	2,627,186
	Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	2,470,665	2,358,963
	PFS Financing Corp.
	Series 2020-G A (a)	02/17/2026	0.97%	2,288,000	2,193,399
	Series 2021-B A (a)	08/17/2026	0.77%	3,550,000	3,340,141
	Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	3,200,000	3,067,303
	Progress Residential Trust, 2019-SFR4 B (a)	11/17/2036	2.94%	1,300,000	1,266,310
	Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	748,275	754,614
	SoFi Professional Loan Program LLC
	Series 2016-C A2B (a)	12/27/2032	2.36%	143,176	143,335
	Series 2016-D A2B (a)	04/25/2033	2.34%	290,134	290,065
	SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,967,560	1,831,992
	Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	5,855,325	5,308,045
	Tesla Auto Lease Trust
	Series 2020-A A2 (a)	05/20/2023	0.55%	258,849	258,741
	Series 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,806,219
	Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	6,185,000	6,002,776
	Tricon American Homes Trust
	Series 2017-SFR2 A (a)	01/18/2036	2.93%	475,406	471,962
	Series 2017-SFR2 B (a)	01/18/2036	3.28%	650,000	643,780
	Verizon Owner Trust
	Series 2019-B A1A	12/20/2023	2.33%	716,501	718,350
	Series 2019-C A1A	04/20/2024	1.94%	380,878	381,369
	Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	5,570,000	5,385,054
	TOTAL ASSET BACKED SECURITIES (Cost $111,365,839)				107,454,612

	CORPORATE BONDS: 21.44%
	Agriculture: 0.28%
	BAT Capital Corp.	08/15/2024	3.22%	1,100,000	1,100,534
	BAT International Finance PLC (b)	03/25/2026	1.67%	3,910,000	3,592,292
					4,692,826
	Auto Manufacturers: 0.60%
	Daimler Finance North America LLC (a)	03/01/2024	0.75%	1,275,000	1,224,291
	General Motors Financial Co, Inc.	10/15/2024	1.20%	1,265,000	1,201,984
	General Motors Financial Co., Inc.	06/20/2025	2.75%	3,745,000	3,641,689
	Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	2,350,000	2,273,053
	Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,600,000	1,476,774
					9,817,791
	Banks: 10.30%
	Banco Santander SA (b)	02/23/2023	3.13%	2,800,000	2,820,292
	Banco Santander SA (b)	03/24/2025	3.50%	2,000,000	2,003,807
	Banco Santander SA (b)	05/28/2025	2.75%	1,015,000	990,237
	Bank of America Corp.	01/11/2023	3.30%	4,040,000	4,084,961
	Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	3,575,000	3,458,701
	Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	15,380,000	14,752,093
	Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	5,740,000	5,385,882
	Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	4,010,000	3,702,328
	Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	3,025,000	2,906,032
	BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	3,290,000	3,215,285
	Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	2,355,000	2,386,135
	Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	5,145,000	4,973,411
	Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	5,390,000	5,142,131
	Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	2,765,000	2,632,250
	Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	1,570,000	1,444,243
	Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,571,490
	Credit Suisse AG (b)	08/09/2023	0.52%	2,845,000	2,769,256
	Deutsche Bank NY (b)	05/28/2024	0.90%	1,670,000	1,591,361
	Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	2,935,000	2,799,329
	Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	21,065,000	20,624,701
	Goldman Sachs Group, Inc.	03/15/2024	3.00%	3,300,000	3,298,839
	Goldman Sachs Group, Inc. (SOFR + 0.609%) (c)	02/12/2026	0.86%	1,750,000	1,632,112
	Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	2,710,000	2,484,827
	HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	2,001,048
	HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	750,000	706,527
	HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	4,500,000	4,284,442
	ING Groep NV (b)	04/09/2024	3.55%	2,695,000	2,730,416
	ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	2,595,000	2,608,808
	JP Morgan Chase & Co.	01/25/2023	3.20%	5,570,000	5,628,777
	JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	450,000	437,803
	JP Morgan Chase & Co. (SOFR + 0.420%) (c)	02/16/2025	0.56%	1,685,000	1,611,444
	JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	5,485,000	5,234,547
	JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	1,940,000	1,795,588
	JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,755,000	2,527,515
	Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	3,025,000	2,933,291
	Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	2,690,000	2,603,495
	Morgan Stanley	01/23/2023	3.13%	4,550,000	4,594,726
	Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	4,795,000	4,718,421
	Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	5,305,000	5,197,605
	Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	2,390,000	2,272,404
	NatWest Markets PLC (a)(b)	05/21/2023	2.38%	2,620,000	2,606,675
	NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,500,000	1,413,286
	Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	1,450,000	1,460,725
	Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	1,860,000	1,821,216
	Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	1,750,000	1,666,954
	Toronto-Dominion Bank (b)	09/10/2024	0.70%	2,500,000	2,374,818
	Toronto-Dominion Bank (b)	09/10/2026	1.25%	3,095,000	2,849,502
	Truist Financial Corp.	08/05/2025	1.20%	670,000	631,626
	UBS AG/London (a)(b)	06/01/2023	0.38%	2,410,000	2,361,254
	UBS AG/London (a)(b)	08/09/2024	0.70%	2,500,000	2,372,435
	UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	600,000	583,940
					169,698,991
	Chemicals: 0.05%
	Westlake Chemical Corp.	08/15/2024	0.88%	895,000	859,018

	Cosmetics & Personal Care: 0.39%
	GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	6,445,000	6,433,553

	Diversified Financial Services: 1.33%
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	2,730,000	2,614,786
	AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	5,690,000	5,378,761
	AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	4,220,000	4,139,887
	AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	1,790,000	1,638,507
	Air Lease Corp.	07/03/2023	3.88%	1,405,000	1,419,778
	Air Lease Corp.	02/01/2024	4.25%	925,000	935,611
	Capital One Bank	02/15/2023	3.38%	1,700,000	1,712,855
	Charles Schwab Corp.	03/03/2027	2.45%	885,000	860,335
	OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	1,928,297
	Private Export Funding Corp.	06/15/2025	3.25%	1,255,000	1,276,366
					21,905,183
	Electric: 0.45%
	Eversource Energy	08/15/2025	0.80%	360,000	331,604
	Exelon Generation Co. LLC	06/01/2025	3.25%	470,000	467,894
	Southern California Edison Co.	08/01/2023	0.70%	2,605,000	2,538,654
	Southern California Edison Co.	04/01/2024	1.10%	3,485,000	3,365,487
	Southern California Edison Co.	02/01/2026	1.20%	715,000	657,978
					7,361,617
	Entertainment: 0.44%
	Magallanes, Inc. (a)	03/15/2025	3.64%	3,765,000	3,793,046
	Magallanes, Inc. (a)	03/15/2027	3.76%	3,385,000	3,383,541
					7,176,587
	Food: 0.20%
	Conagra Brands, Inc.	08/11/2023	0.50%	1,235,000	1,196,098
	McCormick & Co., Inc.	08/15/2024	3.15%	850,000	852,977
	Mondelez International, Inc.	03/17/2024	2.13%	1,210,000	1,201,977
					3,251,052
	Healthcare - Products: 1.18%
	Baxter International, Inc. (a)	11/29/2024	1.32%	6,490,000	6,203,318
	DH Europe Finance II Sarl (b)	11/15/2024	2.20%	2,405,000	2,358,054
	PerkinElmer, Inc.	09/15/2024	0.85%	6,010,000	5,706,614
	Thermo Fisher Scientific, Inc.	10/18/2024	1.22%	3,910,000	3,763,547
	Zimmer Biomet Holdings, Inc.	11/22/2024	1.45%	1,500,000	1,439,985
					19,471,518
	Healthcare - Services: 0.51%
	HCA, Inc. (a)	03/15/2027	3.13%	1,300,000	1,272,108
	Humana, Inc.	08/03/2023	0.65%	4,980,000	4,860,859
	UnitedHealth Group, Inc.	05/15/2024	0.55%	2,420,000	2,320,073
					8,453,040
	Insurance: 1.07%
	Berkshire Hathaway Finance Corp.	03/15/2027	2.30%	1,980,000	1,945,976
	Equitable Financial Life Global (a)	11/17/2023	0.50%	625,000	603,184
	Equitable Financial Life Global (a)	07/07/2025	1.40%	2,400,000	2,255,699
	Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	2,645,000	2,504,474
	Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	2,355,000	2,204,317
	Principal Life Global Funding II (a)	04/12/2024	0.75%	3,080,000	2,946,010
	Principal Life Global Funding II (a)	01/12/2026	0.88%	2,405,000	2,197,647
	Protective Life Global Funding (a)	07/05/2024	0.78%	3,185,000	3,024,647
					17,681,954
	Miscellaneous Manufacturing: 0.17%
	Parker-Hannifin Corp.	06/14/2024	2.70%	1,495,000	1,484,345
	Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	1,245,000	1,251,819
					2,736,164
	Oil & Gas: 0.26%
	Phillips 66	02/15/2024	0.90%	2,180,000	2,111,060
	Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,150,361
					4,261,421
	Packaging & Containers: 0.33%
	Amcor Finance, Inc.	04/28/2026	3.63%	3,045,000	3,092,980
	Berry Global, Inc.	02/15/2024	0.95%	2,480,000	2,375,864
					5,468,844
	Pharmaceuticals: 1.16%
	AbbVie, Inc.	11/21/2022	2.30%	1,805,000	1,810,786
	AbbVie, Inc.	11/21/2024	2.60%	5,170,000	5,137,497
	AbbVie, Inc.	05/14/2026	3.20%	1,260,000	1,264,879
	Astrazeneca Finance LLC	05/28/2024	0.70%	3,930,000	3,779,578
	CVS Health Corp.	08/12/2024	3.38%	3,305,000	3,345,574
	Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	3,750,000	3,844,703
					19,183,017
	Pipelines: 0.54%
	Enbridge, Inc. (b)	02/14/2025	2.50%	1,510,000	1,477,013
	Energy Transfer Operating LP	05/15/2025	2.90%	810,000	793,216
	MPLX LP	03/01/2026	1.75%	2,870,000	2,692,555
	ONEOK, Inc.	09/01/2024	2.75%	1,125,000	1,119,180
	TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	3,005,000	2,857,602
					8,939,566
	Real Estate Investment Trusts: 0.58%
	American Tower Corp.	09/15/2025	1.30%	5,020,000	4,682,049
	Brixmor Operating Partnership LP	06/15/2024	3.65%	1,220,000	1,229,755
	Camden Property Trust	12/15/2022	2.95%	732,000	735,013
	Crown Castle International Corp.	07/15/2025	1.35%	1,010,000	942,756
	SITE Centers Corp.	02/01/2025	3.63%	1,115,000	1,116,789
	SITE Centers Corp.	06/01/2027	4.70%	850,000	881,043
					9,587,405
	Retail: 0.04%
	Genuine Parts Co.	02/01/2025	1.75%	730,000	697,783

	Software: 0.24%
	Roper Technologies, Inc.	09/15/2024	2.35%	980,000	965,333
	VMware, Inc.	08/15/2024	1.00%	3,055,000	2,915,377
					3,880,710
	Telecommunications: 1.00%
	NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	2,585,000	2,448,512
	NTT Finance Corp. (a)(b)	04/03/2026	1.16%	2,495,000	2,303,267
	T-Mobile USA, Inc.	04/15/2025	3.50%	5,560,000	5,602,884
	Verizon Communications, Inc.	11/20/2025	0.85%	4,655,000	4,312,637
	Verizon Communications, Inc.	03/20/2026	1.45%	1,830,000	1,722,603
					16,389,903
	Transportation: 0.32%
	Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	5,455,000	5,235,390
	TOTAL CORPORATE BONDS (Cost $365,149,718)				353,183,333

	MORTGAGE BACKED SECURITIES: 13.81%
	ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	1.30%	1,636,864	1,624,882
	Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	1.55%	3,150,000	3,074,674
	Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,915,000	1,891,195
	Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	989,019	960,387
	BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.37%	2,366,383	2,330,706
	BIG Commercial Mortgage Trust, 2022-BIG A (TSFR1M + 1.342%) (a)(c)	02/16/2027	1.64%	5,600,000	5,557,882
	BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.35%	4,330,000	4,259,745
	BX Commercial Mortgage Trust
	Series 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.40%	4,145,886	4,115,894
	Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	1.13%	2,340,000	2,282,646
	Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.32%	2,502,712	2,491,814
	Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	1.39%	5,367,801	5,243,253
	Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	1.32%	6,050,000	5,951,554
	Citigroup Commercial Mortgage Trust
	Series 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	2,083,025
	Series 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	1.35%	5,250,000	5,165,315
	Comm Mortgage Trust
	Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	1,012,854
	Series 2013-CR6 A4	03/10/2046	3.10%	615,000	615,942
	Series 2013-CR10 A4 (d)	08/10/2046	4.21%	615,000	623,718
	Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,471,258
	Series 2014-CR19 A5	08/12/2047	3.80%	1,380,133	1,394,477
	Series 2014-LC17 A5	10/11/2047	3.92%	724,000	733,950
	Series 2014-CR21 A3	12/10/2047	3.53%	1,667,396	1,658,593
	Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	2,019,282
	Connecticut Avenue Securities Trust
	Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	1.65%	1,820,000	1,758,260
	Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	0.95%	5,872,365	5,798,190
	Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	1.10%	2,439,453	2,414,760
	Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.20%	5,225,000	5,233,098
	Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.38%	3,500,000	3,481,101
	ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	1.52%	5,400,000	5,288,272
	EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	1.15%	5,400,000	5,288,234
	Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	1.48%	1,192,660	1,178,430
	Fannie Mae Connecticut Avenue Securities
	Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	3.06%	812,475	813,490
	Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.46%	872,113	876,480
	Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.66%	1,555,148	1,562,809
	Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.91%	1,516,471	1,508,124
	Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	1.00%	3,023,987	2,991,856
	FHLMC Multifamily Structured Pass Through Certificates
	Series K059 A1	09/25/2025	2.76%	1,583,485	1,586,655
	Series KC06 A1	02/25/2026	2.17%	3,960,944	3,918,255
	Freddie Mac STACR REMIC Trust
	Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	1.75%	1,885,000	1,854,404
	Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	0.90%	5,250,000	5,193,402
	Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	1.10%	5,500,000	5,402,990
	Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	2.15%	5,100,000	5,112,916
	Freddie Mac STACR Trust
	Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.61%	1,877,029	1,881,612
	Series 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	1.46%	4,650,000	4,602,423
	Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.56%	1,642,329	1,649,465
	Freddie Mac Structured Agency Credit Risk Debt Notes
	Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	0.95%	5,150,000	5,050,840
	Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	1.40%	5,710,316	5,675,872
	Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.86%	2,000,000	1,995,002
	Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.86%	849,655	837,953
	FRESB Multifamily Mortgage Pass Through Certificates
	Series 2016-SB17 A7F (d)	05/25/2023	2.15%	1,193,499	1,183,174
	Series 2016-SB22 A7F (d)	09/25/2023	1.98%	2,622,499	2,597,476
	Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,147,772	1,127,056
	Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,972,624	1,923,333
	Series 2019-SB69 A5F (d)	10/25/2024	2.25%	4,776,849	4,697,124
	Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,470,101	1,422,470
	GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	1.20%	3,850,000	3,784,453
	GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	1.65%	5,400,000	5,293,958
	GS Mortgage Securities Trust
	Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	3,006,882
	Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,023,850
	Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	1.55%	5,000,000	4,934,820
	Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	207,226
	Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	997,242
	Series 2015-GC28 AS	02/12/2048	3.76%	1,985,000	1,984,261
	Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,832,545	1,762,121
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,653,652
	Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	1.20%	4,157,546	4,091,083
	Series 2013-C15 A-S	11/17/2045	4.42%	3,325,000	3,382,649
	Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	518,389
	Series 2014-C23 ASB	09/17/2047	3.66%	1,479,092	1,494,335
	Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,646,644
	Series 2013-C10 AS	12/17/2047	3.37%	200,000	201,118
	Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	974,530
	Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	2,054,867	2,039,893
	Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	1.10%	2,785,000	2,771,793
	Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	999,558
	New Residential Mortgage Loan Trust
	Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	399,696	398,837
	Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	420,799	417,957
	Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	855,173	855,428
	Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	1,288,646	1,292,771
	OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	1.11%	750,751	741,452
	OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	1.11%	5,550,000	5,363,889
	PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	1.28%	5,750,000	5,682,828
	Sequoia Mortgage Trust, 2020-2 A4 (a)(d)	03/25/2050	3.50%	61,171	61,114
	SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	1.22%	5,000,000	4,905,828
	UBS-Barclays Commercial Mortgage Trust
	Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	261,485
	Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	691,275
	Verus Securitization Trust
	Series 2020-1 A1 (a)(d)	01/25/2060	2.42%	619,217	616,711
	Series 2020-1 A3 (a)(d)	01/25/2060	2.72%	1,584,570	1,575,681
	Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	650,000	652,179
	WFRBS Commercial Mortgage Trust
	Series 2013-C13 AS	05/17/2045	3.35%	650,000	651,028
	Series 2013-C14 A5	06/15/2046	3.34%	727,218	729,671
	Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,002,842
	Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	352,864
	TOTAL MORTGAGE BACKED SECURITIES (Cost $231,422,465)				227,490,869

	MUNICIPAL BONDS: 0.72%
	Forsyth County School District	02/01/2024	0.92%	1,330,000	1,295,874
	Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,348,547
	Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,693,794
	Pennsylvania State University	09/01/2023	1.35%	2,945,000	2,913,286
	State of Hawaii	08/01/2025	1.03%	4,220,000	3,995,395
	Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	690,643
	TOTAL MUNICIPAL BONDS (Cost $12,242,135)				11,937,539

	U.S. GOVERNMENT AGENCY ISSUES: 11.30%
	Federal Farm Credit Banks	05/10/2023	0.13%	19,410,000	19,048,720
	Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,125,354
	Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,116,373
	Federal Farm Credit Banks	12/01/2023	0.50%	18,830,000	18,320,746
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	01/17/2025	0.39%	10,215,000	10,208,707
	Federal Farm Credit Banks (SOFR + 0.110%) (c)	02/14/2025	0.39%	13,165,000	13,144,071
	Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,158,958
	Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,042,349
	Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	15,422,482
	Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,166,370
	Federal Home Loan Banks	06/14/2024	1.75%	12,435,000	12,286,666
	Federal Home Loan Banks	04/14/2025	0.50%	9,350,000	8,824,036
	Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	7,210,000	7,067,771
	Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	1,949,696
	Federal Home Loan Mortgage Corp.	02/12/2025	1.50%	11,395,000	11,086,146
	Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,502,174
	Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,865,724
	Federal National Mortgage Association	07/10/2023	0.25%	9,000,000	8,806,174
	Federal National Mortgage Association	07/02/2024	1.75%	5,000,000	4,935,100
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $188,525,835)				186,077,617

	U.S. GOVERNMENT NOTES: 18.26%
	United States Treasury Note	07/15/2022	1.75%	4,615,000	4,629,422
	United States Treasury Note	08/15/2022	1.50%	7,685,000	7,703,612
	United States Treasury Note	09/15/2022	1.50%	6,785,000	6,801,962
	United States Treasury Note	10/15/2022	1.38%	9,085,000	9,096,711
	United States Treasury Note	10/31/2022	2.00%	5,210,000	5,234,015
	United States Treasury Note	03/31/2023	0.13%	3,810,000	3,751,511
	United States Treasury Note	03/31/2023	1.50%	9,830,000	9,809,649
	United States Treasury Note	06/30/2023	0.13%	22,230,000	21,738,508
	United States Treasury Note	08/31/2023	0.13%	9,260,000	9,013,308
	United States Treasury Note	09/30/2023	2.88%	36,730,000	37,154,691
	United States Treasury Note	12/31/2023	2.63%	6,990,000	7,037,510
	United States Treasury Note	01/15/2024	0.13%	42,870,000	41,274,097
	United States Treasury Note	02/15/2024	2.75%	5,000,000	5,041,601
	United States Treasury Note	02/29/2024	2.38%	2,265,000	2,268,893
	United States Treasury Note	03/31/2024	2.13%	4,320,000	4,304,644
	United States Treasury Note	04/30/2024	2.00%	11,530,000	11,450,281
	United States Treasury Note	05/15/2024	0.25%	9,240,000	8,838,277
	United States Treasury Note	06/15/2024	0.25%	11,640,000	11,109,380
	United States Treasury Note	06/30/2024	1.75%	1,885,000	1,859,081
	United States Treasury Note	08/15/2024	0.38%	44,705,000	42,605,961
	United States Treasury Note	09/15/2024	0.38%	33,700,000	32,045,277
	United States Treasury Note	09/30/2024	1.50%	16,795,000	16,413,176
	United States Treasury Note	02/15/2025	7.63%	1,500,000	1,715,625
	TOTAL U.S. GOVERNMENT NOTES (Cost $307,901,290)				300,897,192

	SHORT TERM INVESTMENTS: 19.96%
	U.S. GOVERNMENT NOTE: 0.34%
	United States Treasury Note	11/30/2022	0.13%	5,675,000	5,631,107
	TOTAL U.S. GOVERNMENT NOTE (Cost $5,654,291)				5,631,107

	MONEY MARKET FUND: 19.62%			Shares
	STIT-Government & Agency Portfolio, Institutional Class, 0.25% (e)(f)			323,194,185	323,194,185
	TOTAL MONEY MARKET FUND (Cost $323,194,185)				323,194,185
	TOTAL SHORT TERM INVESTMENTS (Cost $328,848,476)				328,825,292

	TOTAL INVESTMENTS (Cost $1,545,455,758): 92.01%				1,515,866,454
	Other Assets in Excess of Liabilities: 7.99% (g)				131,610,361
	TOTAL NET ASSETS: 100.00%				$1,647,476,815

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022 the value of these securities total $309,291,548 which represents 18.77% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.
(f)	All or a portion of this security is pledged as collateral for derivative contracts. At March 31, 2022, the value of this collateral totals $12,233.
(g)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2022, the value of these assets totals $97,457,713.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	1 Month Term Secured Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2022 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2022	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$36,074,204	DB	04/20/2022	AUD	$36,428,271	USD	$36,074,204	$354,067	$–
25,083,713	BAML	06/17/2022	AUD	25,551,163	USD	25,083,713	467,450	–
38,535,882	DB	04/20/2022	BRL	41,216,063	USD	38,535,882	2,680,181	–
34,135,864	DB	04/20/2022	CAD	34,760,633	USD	34,135,864	624,769	–
55,626,158	BAML	06/17/2022	CAD	56,299,431	USD	55,626,158	673,273	–
88,313,733	DB	04/20/2022	CHF	88,690,733	USD	88,313,733	377,000	–
45,365,970	BAML	06/17/2022	CHF	45,570,975	USD	45,365,970	205,005	–
3,386,631	DB	04/20/2022	CLP	3,456,104	USD	3,386,631	69,473	–
9,040,811	DB	04/20/2022	EUR	9,087,621	NOK	9,040,811	46,810	–
1,888,491	DB	05/18/2022	EUR	1,894,905	NOK	1,888,491	6,414	–
3,532,001	DB	04/20/2022	EUR	3,519,931	PLN	3,532,001	–	(12,070)
10,669,308	DB	04/20/2022	EUR	10,747,966	SEK	10,669,308	78,658	–
36,167,963	DB	04/20/2022	EUR	36,361,554	USD	36,167,963	193,591	–
33,472,153	BAML	06/17/2022	EUR	33,531,933	USD	33,472,153	59,780	–
111,380,432	DB	04/20/2022	GBP	110,685,884	USD	111,380,432	–	(694,548)
14,491,780	DB	05/18/2022	GBP	14,512,168	USD	14,491,780	20,388	–
6,740,110	BAML	06/17/2022	GBP	6,724,005	USD	6,740,110	–	(16,105)
3,706,477	DB	04/20/2022	ILS	3,752,206	USD	3,706,477	45,729	–
870,320	DB	05/18/2022	ILS	872,241	USD	870,320	1,921	–
17,599,316	DB	04/20/2022	INR	17,742,795	USD	17,599,316	143,479	–
62,106,632	DB	04/20/2022	JPY	61,235,751	USD	62,106,632	–	(870,881)
28,023,807	BAML	06/17/2022	JPY	28,008,329	USD	28,023,807	–	(15,478)
7,700,779	DB	04/20/2022	KRW	7,780,409	USD	7,700,779	79,630	–
39,916,887	DB	04/20/2022	MXN	41,278,596	USD	39,916,887	1,361,709	–
32,197,047	BAML	06/17/2022	MXN	33,006,296	USD	32,197,047	809,249	–
9,044,958	DB	04/20/2022	NOK	9,101,835	EUR	9,044,958	56,877	–
20,049,213	DB	04/20/2022	NOK	20,303,124	USD	20,049,213	253,911	–
53,569,663	DB	04/20/2022	NZD	54,624,333	USD	53,569,663	1,054,670	–
9,009,033	DB	05/18/2022	NZD	9,002,228	USD	9,009,033	–	(6,805)
20,725,087	BAML	06/17/2022	NZD	20,768,607	USD	20,725,087	43,520	–
3,525,546	DB	04/20/2022	PLN	3,583,659	EUR	3,525,546	58,113	–
472,462	DB	05/18/2022	PLN	465,833	EUR	472,462	–	(6,629)
9,546,963	DB	04/20/2022	PLN	9,846,550	USD	9,546,963	299,587	–
32,993,076	DB	04/20/2022	SEK	33,526,078	EUR	32,993,076	533,002	–
22,788,426	DB	04/20/2022	SEK	23,172,579	USD	22,788,426	384,153	–
15,865,647	DB	04/20/2022	SGD	15,883,731	USD	15,865,647	18,084	–
16,642,936	DB	04/20/2022	ZAR	17,262,351	USD	16,642,936	619,415	–
Total Purchase Contracts				970,256,871		960,259,479	11,619,908	(1,622,516)

Sale Contracts:
$51,824,230	DB	04/20/2022	USD	$53,066,868	AUD	$51,824,230	$–	$(1,242,638)
25,790,253	BAML	06/17/2022	USD	26,128,157	AUD	25,790,253	–	(337,904)
16,009,094	DB	04/20/2022	USD	16,361,946	BRL	16,009,094	–	(352,852)
62,065,643	DB	04/20/2022	USD	63,090,630	CAD	62,065,643	–	(1,024,987)
44,570,583	BAML	06/17/2022	USD	45,681,258	CAD	44,570,583	–	(1,110,675)
131,083,885	DB	04/20/2022	USD	131,151,829	CHF	131,083,885	–	(67,944)
54,008,052	BAML	06/17/2022	USD	54,548,556	CHF	54,008,052	–	(540,504)
3,023,332	DB	04/20/2022	USD	3,083,772	CLP	3,023,332	–	(60,440)
9,044,958	DB	04/20/2022	NOK	9,087,621	EUR	9,044,958	–	(42,663)
3,525,546	DB	04/20/2022	PLN	3,519,931	EUR	3,525,546	5,615	–
472,462	DB	05/18/2022	PLN	465,415	EUR	472,462	7,047	–
32,993,076	DB	04/20/2022	SEK	33,096,209	EUR	32,993,076	–	(103,133)
124,142,001	DB	04/20/2022	USD	123,839,593	EUR	124,142,001	302,408	–
98,512,876	BAML	06/17/2022	USD	98,728,168	EUR	98,512,876	–	(215,292)
111,465,269	DB	04/20/2022	USD	110,685,884	GBP	111,465,269	779,385	–
867,166	DB	05/18/2022	USD	866,790	GBP	867,166	376	–
55,657,444	BAML	06/17/2022	USD	55,612,246	GBP	55,657,444	45,198	–
3,686,041	DB	04/20/2022	USD	3,752,206	ILS	3,686,041	–	(66,165)
298,715	DB	05/18/2022	USD	298,068	ILS	298,715	647	–
8,278,793	DB	04/20/2022	USD	8,358,536	INR	8,278,793	–	(79,743)
146,998,794	DB	04/20/2022	USD	141,281,033	JPY	146,998,794	5,717,761	–
104,925,140	BAML	06/17/2022	USD	101,883,187	JPY	104,925,140	3,041,953	–
7,455,059	DB	04/20/2022	USD	7,509,901	KRW	7,455,059	–	(54,842)
22,268,022	DB	04/20/2022	USD	23,331,467	MXN	22,268,022	–	(1,063,445)
268,286	BAML	06/17/2022	USD	284,793	MXN	268,286	–	(16,507)
9,040,811	DB	04/20/2022	EUR	9,136,154	NOK	9,040,811	–	(95,343)
1,900,523	DB	05/18/2022	EUR	1,882,871	NOK	1,900,523	17,652	–
29,506,261	DB	04/20/2022	USD	29,574,040	NOK	29,506,261	–	(67,779)
54,033,231	DB	04/20/2022	USD	54,624,333	NZD	54,033,231	–	(591,102)
6,231,446	DB	05/18/2022	USD	6,218,462	NZD	6,231,446	12,984	–
33,776,911	BAML	06/17/2022	USD	34,214,080	NZD	33,776,911	–	(437,169)
3,532,001	DB	04/20/2022	EUR	3,590,678	PLN	3,532,001	–	(58,677)
7,301,978	DB	04/20/2022	USD	7,316,616	PLN	7,301,978	–	(14,638)
10,669,308	DB	04/20/2022	EUR	11,017,715	SEK	10,669,308	–	(348,407)
35,644,805	DB	04/20/2022	USD	36,377,119	SEK	35,644,805	–	(732,314)
14,333,500	DB	04/20/2022	USD	14,363,968	SGD	14,333,500	–	(30,468)
21,041,507	DB	04/20/2022	USD	21,723,163	ZAR	21,041,507	–	(681,656)
Total Sale Contracts				1,345,753,263		1,346,247,002	9,931,026	(9,437,287)
Net Forward Currency Contracts				$(375,496,392)		$(385,987,523)	$21,550,934	$(11,059,803)
Net Unrealized Appreciation							$10,491,131

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
BRL	BRAZILIAN REAL	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CAD	CANADIAN DOLLAR	KRW	SOUTH KOREAN WON	USD	U.S. DOLLAR
CHF	SWISS FRANC	MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND
CLP	CHILEAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY
ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	5	Dec-22	$1,378,948	$1,381,093	$-	$(2,145)
3 Mo Euro Euribor	465	Jun-23	127,271,212	127,253,629	17,583	-
90 Day Euro	555	Jun-23	134,407,125	135,455,014	-	(1,047,889)
Aluminum - 90 Day Settlement (a)	5	Apr-22	435,139	366,595	68,544	-
Aluminum - 90 Day Settlement (a)	1	Apr-22	87,032	73,569	13,463	-
Aluminum - 90 Day Settlement (a)	1	Apr-22	87,083	74,676	12,407	-
Aluminum - 90 Day Settlement (a)	4	Apr-22	348,522	307,348	41,174	-
Aluminum - 90 Day Settlement (a)	2	May-22	174,418	152,311	22,107	-
Aluminum - 90 Day Settlement (a)	1	May-22	87,106	77,858	9,248	-
Aluminum - 90 Day Settlement (a)	2	May-22	174,218	168,070	6,148	-
Aluminum - 90 Day Settlement (a)	2	May-22	174,168	169,476	4,692	-
Aluminum - 90 Day Settlement (a)	5	Jun-22	435,826	456,381	-	(20,555)
Aluminum - 90 Day Settlement (a)	1	Jun-22	87,204	87,952	-	(748)
Aluminum - 90 Day Settlement (a)	2	Jun-22	174,500	167,701	6,799	-
Aluminum - 90 Day Settlement (a)	1	Jun-22	87,257	92,497	-	(5,240)
Aluminum (a)(b)	355	Jun-22	30,987,063	28,398,991	2,588,072	-
Amsterdam Exchange Index	39	Apr-22	6,247,334	6,287,301	-	(39,967)
Australian 10 Yr Bond	170	Jun-22	16,123,135	16,084,777	38,358	-
Australian 3 Yr Bond	53	Jun-22	4,358,163	4,399,737	-	(41,574)
Australian Dollar	432	Jun-22	32,384,880	32,407,705	-	(22,825)
Bovespa Index	555	Apr-22	14,032,691	14,050,958	-	(18,267)
Brent Crude (a)	145	Apr-22	15,182,950	16,069,946	-	(886,996)
Brent Crude (a)	26	May-22	2,670,980	2,773,829	-	(102,849)
Brent Crude (a)	11	Jun-22	1,110,780	1,145,362	-	(34,582)
Brent Crude (a)	6	Jul-22	596,580	610,877	-	(14,297)
Brent Crude (a)	4	Aug-22	392,160	398,725	-	(6,565)
Brent Crude (a)	2	Sep-22	193,500	198,972	-	(5,472)
British Pound	82	Jun-22	6,729,638	6,725,735	3,903	-
CAC 40 10 Euro Index	353	Apr-22	25,998,093	25,856,587	141,506	-
Canadian Dollar	325	Jun-22	26,029,250	25,965,777	63,473	-
Coffee (a)	120	May-22	10,188,000	10,651,297	-	(463,297)
Copper - 90 Day Settlement (a)	1	May-22	259,275	250,762	8,513	-
Copper - 90 Day Settlement (a)	2	May-22	518,591	498,646	19,945	-
Copper - 90 Day Settlement (a)	1	May-22	259,363	249,414	9,949	-
Copper - 90 Day Settlement (a)	1	May-22	259,298	247,039	12,259	-
Copper (a)(b)	156	Jun-22	40,472,250	39,111,633	1,360,617	-
Copper (COMEX) (a)	88	May-22	10,452,200	10,305,114	147,086	-
Corn (a)	903	May-22	33,806,063	31,670,556	2,135,507	-
Cotton No.2 (a)	174	May-22	11,805,030	10,961,972	843,058	-
Dollar	132	Jun-22	12,983,520	12,966,115	17,405	-
Dow Jones Industrial Average Mini E-Cbot Index	55	Jun-22	9,519,950	9,641,756	-	(121,806)
Euro-Bobl	166	Jun-22	23,663,654	23,643,163	20,491	-
Euro-BTP	4	Jun-22	612,025	613,267	-	(1,242)
Euro-Bund	32	Jun-22	5,616,594	5,602,915	13,679	-
Euro-Buxl 30 Yr Bond	15	Jun-22	3,089,772	3,089,780	-	(8)
FTSE 100 Index	480	Jun-22	47,202,984	46,095,402	1,107,582	-
FTSE/JSE Top 40 Index	17	Jun-22	801,353	792,206	9,147	-
Gasoline RBOB (a)	61	Apr-22	8,072,606	7,819,950	252,656	-
Gasoline RBOB (a)	11	May-22	1,431,184	1,517,047	-	(85,863)
Gasoline RBOB (a)	5	Jun-22	635,817	629,051	6,766	-
Gasoline RBOB (a)	2	Jul-22	248,018	255,452	-	(7,434)
Gold (a)	100	Jun-22	19,540,000	19,263,752	276,248	-
Hang Seng Index	2	Apr-22	280,725	282,746	-	(2,021)
Hard Red Wheat (a)	17	May-22	875,288	914,113	-	(38,825)
Hard Red Wheat (a)	243	Jul-22	12,511,463	10,945,830	1,565,633	-
Heating Oil (a)	35	Apr-22	4,940,523	4,806,151	134,372	-
Heating Oil (a)	2	May-22	268,876	270,593	-	(1,717)
Heating Oil (a)	3	Jun-22	391,747	401,488	-	(9,741)
Heating Oil (a)	1	Jul-22	127,638	137,674	-	(10,036)
H-Shares Index	25	Apr-22	1,200,165	1,200,800	-	(635)
Japanese 10 Yr Bond	1	Jun-22	1,229,670	1,232,630	-	(2,960)
Lead (a)(b)	16	Jun-22	969,000	924,067	44,933	-
Lead Based Metal - 90 Day Settlement (a)	1	May-22	60,564	58,017	2,547	-
Lean Hogs (a)	16	Jun-22	772,000	799,317	-	(27,317)
Long Gilt	306	Jun-22	48,731,516	48,805,504	-	(73,988)
Low Sulphur Gasoil (a)	37	May-22	3,729,600	3,470,718	258,882	-
Low Sulphur Gasoil (a)	10	Jun-22	962,250	944,961	17,289	-
Low Sulphur Gasoil (a)	3	Jul-22	280,350	278,053	2,297	-
Mexican Peso	56	Jun-22	1,392,440	1,389,920	2,520	-
MSCI Taiwan Index	21	Apr-22	1,296,960	1,286,018	10,942	-
Nasdaq 100 E-Mini Index	178	Jun-22	52,932,750	53,391,141	-	(458,391)
Natural Gas (a)	337	Apr-22	19,013,540	17,638,337	1,375,203	-
Natural Gas (a)	47	May-22	2,679,470	2,559,525	119,945	-
Natural Gas (a)	37	Jun-22	2,129,720	1,956,437	173,283	-
Natural Gas (a)	19	Jul-22	1,093,830	1,003,724	90,106	-
Natural Gas (a)	4	Aug-22	229,240	223,347	5,893	-
Nickel - 90 Day Settlement (a)	1	Apr-22	192,658	131,926	60,732	-
Nickel - 90 Day Settlement (a)	1	Apr-22	192,686	133,389	59,297	-
Nickel (a)(b)	17	Jun-22	3,274,200	2,628,117	646,083	-
Nikkei 225 Index (SGX)	68	Jun-22	7,762,691	7,780,170	-	(17,479)
Platinum (a)	3	Jul-22	149,370	148,216	1,154	-
Russell 2000 Mini Index	99	Jun-22	10,228,680	10,429,037	-	(200,357)
S&P 500 E-Mini Index	564	Jun-22	127,767,150	128,784,939	-	(1,017,789)
S&P MidCap 400 E-Mini Index	14	Jun-22	3,764,880	3,823,632	-	(58,752)
S&P/TSX 60 Index	91	Jun-22	19,174,675	19,069,512	105,163	-
Silver (a)	5	May-22	628,325	627,235	1,090	-
Soybean (a)	534	May-22	43,207,275	44,249,732	-	(1,042,457)
Soybean Meal (a)	313	May-22	14,632,750	14,416,363	216,387	-
Soybean Oil (a)	262	May-22	10,994,568	10,821,418	173,150	-
SPI 200 Index	68	Jun-22	9,514,128	9,331,434	182,694	-
Sugar (a)	188	Apr-22	4,103,814	4,093,968	9,846	-
Swiss Franc	33	Jun-23	10,581,814	10,589,808	-	(7,994)
Swiss Franc	190	Sep-23	60,853,837	60,993,123	-	(139,286)
Swiss Franc	5	Sep-24	1,607,082	1,607,119	-	(37)
Swiss Franc	26	Mar-23	8,354,691	8,359,575	-	(4,884)
Swiss Franc	28	Jun-22	3,804,850	3,801,788	3,062	-
U.S. 5 Yr Note	94	Jun-22	10,780,625	10,784,677	-	(4,052)
Wheat (a)	226	May-22	11,367,800	11,186,228	181,572	-
WTI Crude (a)	134	Apr-22	13,437,520	13,959,539	-	(522,019)
WTI Crude (a)	27	May-22	2,660,040	2,773,209	-	(113,169)
WTI Crude (a)	10	Jun-22	968,800	993,888	-	(25,088)
WTI Crude (a)	6	Jul-22	570,480	574,471	-	(3,991)
WTI Crude (a)	3	Aug-22	279,960	296,775	-	(16,815)
WTI Crude (a)	2	Sep-22	183,640	181,374	2,266	-
Zinc - 90 Day Settlement (a)	1	May-22	105,080	90,301	14,779	-
Zinc - 90 Day Settlement (a)	1	May-22	104,923	89,929	14,994	-
Zinc - 90 Day Settlement (a)	1	Jun-22	104,823	96,550	8,273	-
Zinc (a)(b)	192	Jun-22	20,104,798	17,575,775	2,529,023	-
Total Purchase Contracts					17,291,795	(6,729,421)

Sale Contracts:
10 Yr Mini JGB	(10)	Jun-22	$1,231,395	$1,228,761	$-	$(2,634)
3 Mo Euro Euribor	(12)	Jun-23	3,284,418	3,281,138	-	(3,280)
3 Mo Euro Euribor	(9)	Mar-23	2,471,528	2,469,396	-	(2,132)
3 Mo Euro Euribor	(60)	Mar-24	16,376,459	16,409,311	32,852	-
3 Mo Euro Euribor	(66)	Jun-24	18,017,755	18,043,982	26,227	-
3 Mo Euro Euribor	(37)	Sep-23	10,106,491	10,131,897	25,406	-
3 Mo Euro Euribor	(66)	Dec-23	18,015,930	18,059,014	43,084	-
90 Day Euro	(145)	Mar-23	35,177,000	35,260,319	83,319	-
90 Day Euro	(200)	Jun-23	48,435,000	48,551,395	116,395	-
90 Day Euro	(275)	Sep-23	66,605,000	67,147,938	542,938	-
90 Day Euro	(106)	Dec-22	25,795,100	25,846,706	51,606	-
90 Day Euro	(340)	Dec-23	82,424,500	82,914,284	489,784	-
90 Day Euro	(389)	Mar-24	94,405,438	94,830,894	425,456	-
90 Day Euro	(428)	Jun-24	103,966,550	104,285,019	318,469	-
90 Day Euro	(442)	Sep-24	107,444,675	107,387,258	-	(57,417)
Aluminum - 90 Day Settlement (a)	(5)	Apr-22	435,139	357,733	-	(77,406)
Aluminum - 90 Day Settlement (a)	(1)	Apr-22	87,032	73,437	-	(13,595)
Aluminum - 90 Day Settlement (a)	(1)	Apr-22	87,084	74,805	-	(12,279)
Aluminum - 90 Day Settlement (a)	(4)	Apr-22	348,522	307,574	-	(40,948)
Aluminum - 90 Day Settlement (a)	(2)	May-22	174,418	149,368	-	(25,050)
Aluminum - 90 Day Settlement (a)	(1)	May-22	87,106	77,843	-	(9,263)
Aluminum - 90 Day Settlement (a)	(2)	May-22	174,218	166,212	-	(8,006)
Aluminum - 90 Day Settlement (a)	(2)	May-22	174,168	170,851	-	(3,317)
Aluminum - 90 Day Settlement (a)	(5)	Jun-22	435,826	456,177	20,351	-
Aluminum - 90 Day Settlement (a)	(1)	Jun-22	87,204	86,294	-	(910)
Aluminum - 90 Day Settlement (a)	(2)	Jun-22	174,500	165,004	-	(9,496)
Aluminum - 90 Day Settlement (a)	(1)	Jun-22	87,257	91,362	4,105	-
Aluminum (a)(b)	(348)	Jun-22	30,376,050	29,800,597	-	(575,453)
Australian 10 Yr Bond	(1,772)	Jun-22	168,059,992	170,563,207	2,503,215	-
Australian Dollar	(50)	Jun-22	3,748,250	3,679,332	-	(68,918)
British Pound	(1)	Jun-22	82,069	81,998	-	(71)
Canadian 10 Yr Bond	(740)	Jun-22	77,282,247	78,336,736	1,054,489	-
Canadian Dollar	(31)	Jun-22	2,482,790	2,482,395	-	(395)
Carbon Emission	(11)	Dec-22	930,671	948,174	17,503	-
CBOE Volatility Index (a)	(172)	Apr-22	4,036,668	4,373,754	337,086	-
CBOE Volatility Index (a)	(71)	May-22	1,774,127	1,926,202	152,075	-
CBOE Volatility Index (a)	(18)	Jun-22	458,591	480,246	21,655	-
CBOE Volatility Index (a)	(185)	Jun-22	25,061,719	24,869,200	-	(192,519)
Cocoa (ICE) (a)	(148)	May-22	3,439,283	3,526,279	86,996	-
Cocoa (NYBOT) (a)	(29)	May-22	768,500	751,959	-	(16,541)
Copper - 90 Day Settlement (a)	(1)	May-22	259,275	243,909	-	(15,366)
Copper - 90 Day Settlement (a)	(2)	May-22	518,591	494,459	-	(24,132)
Copper - 90 Day Settlement (a)	(1)	May-22	259,363	250,033	-	(9,330)
Copper - 90 Day Settlement (a)	(1)	May-22	259,298	248,097	-	(11,201)
Copper (a)(b)	(157)	Jun-22	40,731,688	39,893,239	-	(838,449)
DAX Index	(47)	Jun-22	18,760,745	18,837,835	77,090	-
Dow Jones Industrial Average Mini E-Cbot Index	(37)	Jun-22	6,404,330	6,084,864	-	(319,466)
Euro	(422)	Jun-22	58,547,225	58,644,748	97,523	-
Euro-Bobl	(2,495)	Jun-22	355,667,570	356,195,030	527,460	-
Euro-BTP	(10)	Jun-22	1,530,063	1,520,701	-	(9,362)
Euro-Bund	(1,277)	Jun-22	224,137,198	224,078,890	-	(58,308)
Euro-Buxl 30 Yr Bond	(15)	Jun-22	3,089,773	3,040,663	-	(49,110)
Euro-OAT	(243)	Jun-22	40,728,946	40,318,658	-	(410,288)
Euro-Schatz	(2,027)	Jun-22	248,310,023	250,175,635	1,865,612	-
Euro-Stoxx 50 Index	(147)	Jun-22	6,216,948	6,248,404	31,456	-
FTSE China A50 Index	(226)	Apr-22	3,107,274	3,102,253	-	(5,021)
FTSE MIB Index	(19)	Jun-22	2,564,932	2,561,816	-	(3,116)
Gold (a)	(4)	Jun-22	781,600	775,273	-	(6,327)
Hang Seng Index	(181)	Apr-22	25,405,576	25,056,633	-	(348,943)
IBEX 35 Index	(18)	Apr-22	1,675,825	1,690,404	14,579	-
Japanese 10 Yr Bond	(131)	Jun-22	161,086,742	160,965,551	-	(121,191)
Japanese Yen	(1,366)	Jun-22	140,655,313	140,105,315	-	(549,998)
KOSPI 200 Index	(267)	Jun-22	20,139,826	19,981,587	-	(158,239)
Lead (a)(b)	(16)	Jun-22	969,000	927,079	-	(41,921)
Lead Based Metal - 90 Day Settlement (a)	(1)	May-22	60,565	58,282	-	(2,283)
Live Cattle (a)	(52)	Jun-22	2,852,200	2,853,369	1,169	-
Long Gilt	(282)	Jun-22	44,909,437	45,116,744	207,307	-
Low Sulphur Gasoil (a)	(2)	May-22	201,600	196,048	-	(5,552)
MSCI EAFE Index	(162)	Jun-22	17,369,640	17,645,301	275,661	-
MSCI Emerging Markets Index	(357)	Jun-22	20,090,175	20,374,791	284,616	-
New Zealand Dollar	(25)	Jun-22	1,731,000	1,735,675	4,675	-
Nickel - 90 Day Settlement (a)	(1)	Apr-22	192,658	134,119	-	(58,539)
Nickel - 90 Day Settlement (a)	(1)	Apr-22	192,686	138,293	-	(54,393)
Nickel (a)(b)	(17)	Jun-22	3,274,200	3,013,606	-	(260,594)
Nikkei 225 Index (OSE)	(29)	Jun-22	6,629,456	6,633,590	4,134	-
Nikkei 225 Index (SGX)	(12)	Jun-22	1,369,887	1,375,747	5,860	-
Russell 2000 Mini Index	(148)	Jun-22	15,291,360	14,846,658	-	(444,702)
SET 50 Index	(153)	Jun-22	935,670	928,660	-	(7,010)
SGX Nifty 50 Index	(164)	Apr-22	5,751,972	5,746,092	-	(5,880)
Silver (a)	(64)	May-22	8,042,560	7,962,282	-	(80,278)
Swiss Franc	(15)	Jun-22	2,038,313	2,039,988	1,675	-
Swiss Franc	(23)	Jun-24	7,381,624	7,386,726	5,102	-
Swiss Franc	(36)	Dec-23	11,530,201	11,545,998	15,797	-
Swiss Franc	(24)	Mar-24	7,691,924	7,696,779	4,855	-
Tokyo Price Index	(42)	Jun-22	6,715,377	6,387,326	-	(328,051)
U.S. 10 Yr Note	(3,787)	Jun-22	465,327,625	464,594,595	-	(733,030)
U.S. 2 Yr Note	(439)	Jun-22	93,033,704	93,044,829	11,125	-
U.S. 5 Yr Note	(4,288)	Jun-22	491,780,000	491,125,386	-	(654,614)
U.S. Long Bond	(736)	Jun-22	110,446,000	109,756,876	-	(689,124)
U.S. Ultra Bond	(74)	Jun-22	13,107,250	12,913,514	-	(193,736)
Wheat (a)	(14)	May-22	704,200	749,381	45,181	-
WTI Crude (a)	(3)	Apr-22	300,840	300,373	-	(467)
Zinc - 90 Day Settlement (a)	(1)	May-22	105,080	89,775	-	(15,305)
Zinc - 90 Day Settlement (a)	(1)	May-22	104,923	89,508	-	(15,415)
Zinc - 90 Day Settlement (a)	(1)	May-22	104,823	96,719	-	(8,104)
Zinc (a)(b)	(187)	May-22	19,581,238	17,924,897	-	(1,656,341)
Total Sale Contracts					9,833,888	(9,312,816)
Total Futures Contracts					$27,125,683	$(16,042,237)
Net Unrealized Appreciation					$11,083,446

(a)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2022:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$107,454,612	$-	$107,454,612
Corporate Bonds	-	353,183,333	-	353,183,333
Mortgage Backed Securities	-	227,490,869	-	227,490,869
Municipal Bonds	-	11,937,539	-	11,937,539
U.S. Government Agency Issues	-	186,077,617	-	186,077,617
U.S. Government Notes	-	300,897,192	-	300,897,192
Short Term Investments	323,194,185	5,631,107	-	328,825,292
Total Investments	$323,194,185	$1,192,672,269	$-	$1,515,866,454

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$9,997,392	$-	$9,997,392
Sale	-	493,739	-	493,739
Total Forward Currency Contracts	-	10,491,131	-	10,491,131
Futures Contracts
Long	10,562,374	-	-	10,562,374
Short	521,072	-	-	521,072
Total Futures Contracts	11,083,446	-	-	11,083,446
Total Other Financial Instruments	$11,083,446	$10,491,131	$-	$21,574,577

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2022.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.